Debt - Summary of Long-term Debt (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about borrowings [line items]
Total principal in pesos				$ 2,211,928,624	$ 2,215,049,262
Accrued interest					42,656,852
Notes payable to contractors	[1],[2]			428,799	1,021,203
Total				2,249,695,894	2,258,727,317
Less: short-term maturities				454,516,343	347,755,237
Current portion of notes payable to contractors				428,799	685,178
Accrued interest				37,338,471	42,656,852
Total short-term debt and current portion of long-term debt				492,283,613	391,097,267
Borrowings		$ 85,379,662		1,757,412,281	1,867,630,050
U.S [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 76,606,155	$ 77,765,173	1,576,822,820	1,551,314,113
U.S [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%
Maturity		Various to 2060	Various to 2060
Borrowings		$ 60,385,508	$ 64,686,416	1,242,945,106	1,290,409,906
U.S [member] | Project Finance [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		LIBOR plus 0.28% to 1.75%	Fixed from 2.45% and LIBOR plus 0.24% to 1.75%
Maturity		Various to 2031	Various to 2028
Borrowings		$ 1,632,207	$ 1,721,671	33,596,532	34,345,097
U.S [member] | Direct loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		Fixed from 5.25% and LIBOR plus 1.07% to 3.50%.	Fixed to 5.25% and LIBOR plus 1.75% to 4.25%
Maturity		Various to 2031	Various to 2031
Borrowings		$ 2,953,963	$ 1,417,390	60,802,906	28,275,087
U.S [member] | Syndicated loan [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		LIBOR plus 2.35%	LIBOR plus 2.35%
Maturity		Various to 2024	Various to 2024
Borrowings		$ 2,500,000	$ 2,499,996	51,458,750	49,871,676
U.S [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		Fixed at 3.50% and LIBOR plus 1.19% and 1.25%	LIBOR plus 3.50% to 5.28%
Maturity		Various to 2023	Various to 2023
Borrowings		$ 19,818	$ 58,678	407,929	1,170,542
U.S [member] | Lease-back [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		Fixed from 5.40% and 8.40%
U.S [member] | Revolving credit lines [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		LIBOR plus 2.0% to 3.75% and Fed effective plus 1.30%	LIBOR plus 2.00% to 3.75% and Fed effective plus 1.30%
Maturity		2022	2021
Borrowings		$ 7,791,655	$ 5,970,842	160,379,535	119,110,538
U.S [member] | Financing of Infrastructure asset [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest			Fixed from 5.4% and 8.4%
Maturity		Various to 2036	Various to 2036
Borrowings		$ 1,323,004	$ 1,410,180	27,232,062	28,131,267
Euro
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 11,373,232	$ 320,069,694	266,231,444	13,114,815
Euro | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		Fixed from 1.875% to 5.5% EURIBOR plus 2.4%	Fixed from 1.875% to 5.5% and EURIBOR plus 2.4%
Maturity		Various to 2030	Various to 2030
Borrowings		$ 10,873,232	$ 307,867,094	254,527,144	12,614,815
Euro | Direct loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		Fixed at 5.11%	Fixed to 5.11%
Maturity		Various to 2023	Various to 2023
Borrowings		$ 500,000	$ 12,202,600	11,704,300	500,000
Japan, yen [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		Fixed from 0.54% to 3.5%	Fixed from 0.54% to 3.5%
Maturity		Various to 2026	Various to 2026
Borrowings		$ 109,913,510	$ 109,900,621	19,663,527	21,243,790
Peso
Disclosure of detailed information about borrowings [line items]
Borrowings				283,253,094	251,720,082
Peso | Direct loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		Fixed from 6.55% and TIIE plus 0.85% to 5.24%	Fixed at 6.55% and TIIE plus 0.85% to 4.1%
Maturity		Various to 2029	Various to 2029
Borrowings				34,420,635	19,061,275
Peso | Plus Factoring [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		TIIE plus 2.37% to 3.32%	TIIE plus 1.25% to 2.0%
Maturity		2022	In 2021
Borrowings				20,003,268	4,067,650
Peso | Syndicated loan [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		TIIE plus 0.95	TIIE plus 0.95%
Maturity		Various to 2025	Various to 2025
Borrowings				15,000,000	19,740,035
Peso | Monetization of Mexican Government Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		Fixed from 8.56275%	Fixed at 8.56275%
Maturity		Various to 2023	Various to 2023
Borrowings				83,401,120	95,597,610
Peso | Certificados Bursatiles [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		TIIE plus 1.00% and Fixed from 7.19% to 7.47%	TIIE plus 1.00%, and fixed at 7.19% to 7.65%
Maturity		Various to 2026	Various to 2026
Borrowings				93,428,071	113,253,512
Peso | Revolving credit lines [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		TIIE plus 1.50% and 2.90%
Maturity		Various to 2022
Borrowings				37,000,000
Other Currencies [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		Fixed from 1.75% to 8.25%	Fixed from 1.75% to 8.25%
Maturity		Various to 2025	Various to 2025
Borrowings				30,503,050	33,355,569
Unidades de Inversion Certificados bursatiles [Member] | Certificados Bursatiles [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		Fixed from 3.02% to 5.23%	Zero rate and Fixed at 3.02% to 5.23%
Maturity		Various to 2035	Various to 2035
Borrowings				$ 35,454,689	$ 37,346,014

[1]	(b) During 2007, Pemex Exploration and Production contracted for the purchase of a Floating Production Storage and Offloading (“FPSO”) vessel. The investment in the vessel totaled U.S. $723,575. As of December 31, 2021 and 2020, the outstanding balances owed to the contractor were Ps. 445,299
[2]	PEMEX has entered into FPWCs pursuant to which the hydrocarbons and construction in progress are property of Pemex Exploration and Production. Pursuant to the FPWC, the contractors manage the work in progress, classified as development, infrastructure and maintenance. As of December 31, 2021 PEMEX has no outstanding payment amount. As of December 31, 2020, PEMEX had an outstanding amount payable of Ps. 81,364, respectively.